Prepayments, receivables and other current assets and other non-current assets - Loans receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepayments, receivables and other current assets and other non-current assets
Allowances for impairment losses on loan receivables at fair value through other comprehensive income	¥ (773,731)
Financial assets measured at amortized cost
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	7,472,733	¥ 10,546,826	¥ 8,679,730
Measured at FVTOCI
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	4,599,599
Gross carrying amount | Financial assets measured at amortized cost
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	9,969,579	12,591,317	9,829,675
Gross carrying amount | Measured at FVTOCI
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	4,775,252
Allowance for credit losses | Financial assets measured at amortized cost
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	(2,496,846)	¥ (2,044,491)	¥ (1,149,945)
Allowance for credit losses | Measured at FVTOCI
Prepayments, receivables and other current assets and other non-current assets
Loans receivable	¥ (175,653)